UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21225

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Bond Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$734,842
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	808,345

		$1,543,187

Education — 19.5%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$848,137
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,176,920
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	971,503
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,109,230

		$5,105,790

Escrowed/Prerefunded — 8.8%
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	$1,000	$1,133,270
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,025	1,160,597

		$2,293,867

General Obligations — 12.3%
Boston, 4.00%, 4/1/24	$200	$219,774
Cambridge, 4.00%, 2/15/21	395	446,911
Danvers, 5.25%, 7/1/36	565	653,117
Plymouth, 5.00%, 5/1/26	250	287,497
Plymouth, 5.00%, 5/1/31	225	253,798
Plymouth, 5.00%, 5/1/32	205	230,529
Wayland, 5.00%, 2/1/33	340	384,846
Wayland, 5.00%, 2/1/36	510	570,909
Winchester, 5.00%, 4/15/36	160	179,229

		$3,226,610

Hospital — 18.0%
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	$525	$592,515
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	844,215
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	424,496
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	500	560,605
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750	835,988
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	371,543
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,082,760

		$4,712,122

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 15.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$864,283
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	801,833
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,337,470
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	927,082

		$3,930,668

Insured-Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,063,891

		$1,063,891

Insured-Escrowed/Prerefunded — 8.2%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,149,828

		$2,149,828

Insured-General Obligations — 13.4%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,403,937
Revere, (AGC), 5.00%, 4/1/39	1,000	1,103,440

		$3,507,377

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$244,790

		$244,790

Insured-Lease Revenue/Certificates of Participation — 4.7%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,236,950

		$1,236,950

Insured-Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$500,233

		$500,233

Insured-Special Tax Revenue — 16.9%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$605	$719,333
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	805	924,857
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	508,252
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,244,181
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	929,535
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	100,762

		$4,426,920

Insured-Water and Sewer — 4.6%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,197,504

		$1,197,504

Other Revenue — 3.5%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$358,125
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	546,835

		$904,960

Senior Living/Life Care — 2.9%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$745,715

		$745,715

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.6%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$105,497
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,366,622

		$1,472,119

Transportation — 9.3%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,108,990
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	545,545
Massachusetts Port Authority, 5.00%, 7/1/28	250	285,092
Massachusetts Port Authority, 5.00%, 7/1/34	435	490,206

		$2,429,833

Water and Sewer — 3.3%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$857,288

		$857,288

Total Tax-Exempt Investments — 158.8% (identified cost $37,494,268)		$41,549,652

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.9)%		$(13,575,274)

Other Assets, Less Liabilities — (6.9)%		$(1,804,731)

Net Assets Applicable to Common Shares — 100.0%		$26,169,647

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 43.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 15.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $427,083.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	9 U.S. Long Treasury Bond	Short	$(1,392,241)	$(1,357,594)	$34,647

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $34,647.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,125,127

Gross unrealized appreciation	$4,206,918
Gross unrealized depreciation	(112,393)

Net unrealized appreciation	$4,094,525

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$41,549,652	$—	$41,549,652
Total Investments	$—	$41,549,652	$—	$41,549,652
Futures Contracts	$34,647	$—	$—	$34,647
Total	$34,647	$41,549,652	$—	$41,584,299

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015